CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL (USD $) In Thousands, unless otherwise specified	Total	Limited Partners Common	Limited Partners Subordinated	General Partner	Parent Net Investment
Balance at Dec. 31, 2009	$ 102,656				$ 102,656
Increase (Decrease) in Partners' Capital
Net income	19,241				19,241
Investment by partners	8,601				8,601
Distributions paid	(4,975)				(4,975)
Balance at Dec. 31, 2010	125,523				125,523
Increase (Decrease) in Partners' Capital
Net income	32,589				32,589
Investment by partners	27,250				27,250
Distributions paid	(11,729)				(11,729)
Balance at Dec. 31, 2011	173,633				173,633
Increase (Decrease) in Partners' Capital
Net income	11,123				11,123
Elimination of net current and deferred tax liabilities	9,794
Balance at Mar. 31, 2012	184,756				184,756
Balance at Dec. 31, 2011	173,633				173,633
Increase (Decrease) in Partners' Capital
Net income	23,246				23,246
Balance at Jul. 02, 2012
Balance at Dec. 31, 2011	173,633				173,633
Increase (Decrease) in Partners' Capital
Net income	55,306
Investment by partners	276,543				276,543
Distributions paid	(10,193)				(10,193)
Non-cash distributions	(205,949)				(205,949)
Elimination of net current and deferred tax liabilities	143,587				143,587
Contribution of net assets to EQT Midstream Partners, LP		56,560	330,805	13,502	(400,867)
Issuance of common units to public, net of offering costs	276,780	276,780
Distribution of proceeds	(230,887)	(32,837)	(192,049)	(6,001)
Capital contribution	4,244			4,244
Equity-based compensation plans	535	535
Distributions paid to unitholders	(12,386)	(6,069)	(6,069)	(248)
Balance at Dec. 31, 2012	471,213	310,679	148,397	12,137
Balance at Jul. 02, 2012
Increase (Decrease) in Partners' Capital
Net income	32,060	15,710	15,710	640
Balance at Dec. 31, 2012	471,213	310,679	148,397	12,137
Increase (Decrease) in Partners' Capital
Net income	22,230	10,893	10,893	444
Capital contribution	1,105			1,105
Equity-based compensation plans	353	353
Distributions paid to unitholders	(12,386)	(6,069)	(6,069)	(248)
Balance at Mar. 31, 2013	$ 482,515	$ 315,856	$ 153,221	$ 13,438